Variable Interest Entity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Abstract]
Variable interest entity

Note 4 — Variable interest entity

The Company does not have direct ownership in Upland but has been actively involved in their operations and has the power to direct the activities and significantly impact Upland’s economic performance. The Company also bears the risk of losses from Upland. As such, in accordance with ASC 810, Upland is considered variable interest entity (“VIE”) of the Company and the financial statements of Upland was consolidated from the date of control and variable interest existed.

Based on the loan agreement between its creditor and Upland 858 LLC, the loan is a non-recourse debt secured by the assets owned by Upland 858 LLC only and guaranteed by the stockholders of Upland 858 LLC only. Upland 858 LLC’s creditor will have no-recourse to Visiontech which is considered to be the primary beneficiary of the VIE structure but not the legal owner of Upland 858 LLC:

Accordingly, the accounts of Upland were consolidated in the accompanying financial statements as VIE of Visiontech from January 2022 when Upland acquired the warehouse in California.

The carrying amount of the assets and liabilities are as follows:

As of March 31, 2025
Cash	$10,670
Property and equipment, net	4,113,865
Total assets	$4,124,535

Current portion of long-term debt	$84,612
Long-term debt, net of current portion	2,666,009
Accrued expenses	151
Intercompany payable to Visiontech	1,382,724
Total liabilities	$4,133,496

The operating results of VIE included in the consolidated statements of operations are as follows for the period indicated:

For the three months ended March 31, 2025
Revenue*	$83,210
Selling, general and administrative	29,586
Interest expense	24,472
Income tax	1,700
Net loss	$27,452

*	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.

Note 4 — Variable interest entity

The Company does not have direct ownership in Upland but has been actively involved in their operations and has the power to direct the activities and significantly impact Upland’s economic performance. The Company also bears the risk of losses from Upland. As such, in accordance with ASC 810, Upland is considered variable interest entity (“VIE”) of the Company and the financial statements of Upland was consolidated from the date of control and variable interest existed.

Based on the loan agreement between its creditor and Upland 858 LLC, the loan is a non-recourse debt secured by the assets owned by Upland 858 LLC only and guaranteed by the stockholders of Upland 858 LLC only. Upland 858 LLC’s creditor will have no-recourse to Visiontech which is considered to be the primary beneficiary of the VIE structure but not the legal owner of Upland 858 LLC:

Accordingly, the accounts of Upland were consolidated in the accompanying financial statements as VIE of Visiontech from January 2022 when Upland acquired the warehouse in California.

The carrying amount of the assets and liabilities are as follows:

As of December 31, 2024
Cash	$18,210
Property and equipment, net	4,136,078
Total assets	$4,154,288

Current portion of long-term debt	$83,868
Long-term debt, net of current portion	2,687,777
Accrued expenses	497
Intercompany payable to Visiontech	1,418,560
Total liabilities	$4,190,702

The operating results of VIE included in the consolidated statements of operations are as follows for the period indicated:

For the year ended December 31, 2024
Revenue*	$332,842
Selling, general and administrative	158,818
Interest expense	178,934
Income tax	3,500
Net loss	$(8,410)

*	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.